Pay vs Performance Disclosure	12 Months Ended
	Apr. 29, 2023 USD ($)	Apr. 30, 2022 USD ($)	May 01, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Pursuant to Item 402(v) of Regulation S-K and Section 953(a) of Dodd-Frank Act, the Company is required to provide the following disclosure regarding executive compensation and Company performance for the fiscal years listed below. While this form is new to this filing, the Compensation and Stock Option Committee has always participated in the pay versus performance for its executives, in making compensation decisions for any of the fiscal years shown. However, the Compensation and Stock Option Committee did not consider the additional disclosures now required.

	Summary Compensation	Compensation	Average Summary Compensation Table Total for	Average Compensation Actually Paid to	Value of Initial Fixed $100 Investment Based On:
Year	Table Total for PEO ($) (1)	Actually Paid to PEO ($) (1)	Non-PEOs ($) (2)	Non-PEO NEOs ($) (3)	TSR ($) (4)	Peer Group TSR($) (5)	Net Income ($ in thousands) (6)	Net Sales ($ in thousands) (7)
2023	$11,729,324	-	$1,280,320	$1,004,002	$206.5	$121.7	$142,164	$1,172,932
2022	11,148,959	-	1,236,153	643,956	199.0	145.2	158,512	1,138,013
2021	10,765,292	-	1,500,506	1,607,178	224.3	157.0	174,146	1,072,210

(1)

The Principal Executive Officer (PEO) was Nick A. Caporella for all years in the table.  The amounts set forth in the Summary Compensation Table for Mr. Caporella reflect, pursuant to a Commission staff request, the entire amount of the CMA fees for the respective years and should not be interpreted as the actual amounts of compensation paid to Mr. Caporella by either the Company or CMA. As described more fully under "Management Services Agreement - Compensation" and the "Summary Compensation Table" of this Proxy, Mr. Nick A. Caporella does not receive any cash compensation from the Company.   As described more fully under "Certain Relationships and Related Party Transactions" of this Proxy, the Board of Directors has contemplated incentive compensation under the Management Agreement, but since inception of the agreement, no incentive compensation has been paid.

(2)	The Non-PEO NEOs were Joseph G. Caporella and George R. Bracken for all years in the table.
(3)

The following table describes the adjustments, each of which is prescribed by the SEC rules, to calculate the Compensation Actually Paid Amounts from the Summary Compensation Table Amounts.   The Compensation Actually Paid Amounts and the Summary Compensation Table Amounts do not reflect the actual amount of compensation earned or paid to our executives during the applicable years, but rather are amounts that are determined in accordance with Item 402 of Regulation S-K of the SEC.

PEO Total Compensation Amount	$ 11,729,324	$ 11,148,959	$ 10,765,292
PEO Actually Paid Compensation Amount	$ 0	0	0
Adjustment To PEO Compensation, Footnote
	2023	2022	2021
Adjustments (a)	Non-PEO NEOs	Non-PEO NEOs	Non-PEO NEOs
Summary Compensation Table Amounts	$1,280,320	$1,236,153	$1,500,506
(Deduct): Aggregate value for option awards included in Summary Compensation Table	-	-	(355,540)
Add: Fair value at year end of awards granted during the fiscal year that were outstanding and unvested at year end	-	-	183,735
Add (Deduct): Year-over year change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at fiscal year end.	(290,047)	(469,255)	71,599
Add (Deduct): Vesting date fair value of awards granted and vested during the fiscal year	-	-	-
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior fiscal year for which vesting conditions were satisfied during the applicable fiscal year	13,729	(122,942)	206,878
(Deduct): Fair Value at end of prior fiscal year of awards granted that failed to meet the applicable vesting conditions during the year	-	-	-
Add: Dividends or other earnings paid on awards in the fiscal year prior to vesting	-	-	-
Compensation Actually Paid Amounts (as calculated)	$1,004,002	$643,956	$1,607,178

a) The following valuation assumptions were used to calculate fair values of equity awards differed from those used to calculate the fair values at the time of grant as reflected in Summary Compensation Table.   Stock prices used were: April 29, 2023: $49.70; April 30, 2022: $44.08; May 1, 2021: $48.59; and, May 2, 2020: $25.035

(4)	Total Shareholder Return ("TSR") assumes that dividends were reinvested on the date of issuance
(5)	The Peer Group used is the Dow Jones U.S. Soft Drink Index , which is the same peer group used in Part II, Item 5 in our Form 10-K
(6)	Net Income as reported in the Company's Consolidated Statement of Income included in our Form 10-K
(7)

The Company is a party to a management agreement with CMA.  As set forth in Certain Relationships and Related Party Transactions, the management agreement provides that the Company will pay CMA an annual base fee equal to one percent of consolidated net sales of the Company, and further provides that the Compensation and Stock Option Committee and the Board of Directors may from time to time award additional incentive compensation to CMA or its personnel.   As a result, the Company has elected to present net sales due to its relationship to the management fee.

19

Non-PEO NEO Average Total Compensation Amount	$ 1,280,320	1,236,153	1,500,506
Non-PEO NEO Average Compensation Actually Paid Amount	1,004,002	643,956	1,607,178
Total Shareholder Return Amount	206.5	199.0	224.3
Peer Group Total Shareholder Return Amount	121.7	145.2	157.0
Net Income (Loss)	$ 142,164	$ 158,512	$ 174,146
Company Selected Measure Amount	1,172,932	1,138,013	1,072,210
NEO (Deduct): Aggregate value for option awards included in Summary Compensation Table [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ (355,540)
NEO Add: Fair value at year end of awards granted during the fiscal year that were outstanding and unvested at year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	183,735
NEO Add (Deduct): Year-over year change in fair value at fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at fiscal year end. [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(290,047)	(469,255)	71,599
NEO Add (Deduct): Vesting date fair value of awards granted and vested during the fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in prior fiscal year for which vesting conditions were satisfied during the applicable fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,729	(122,942)	206,878
NEO (Deduct): Fair Value at end of prior fiscal year of awards granted that failed to meet the applicable vesting conditions during the year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
NEO Add: Dividends or other earnings paid on awards in the fiscal year prior to vesting [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0